Related Party Balances and Transactions (Details) - USD ($)						6 Months Ended
	Aug. 27, 2023	Jul. 28, 2022	Jul. 27, 2022	Jan. 24, 2022	Aug. 26, 2021	Sep. 30, 2023	Mar. 31, 2023
Related Party Balances and Transactions (Details) [Line Items]
Loan amount				$ 35,200,000
Loan term	1 year
Balance due to related parties						$ 2,000,000	$ 2,000,000
Principal amount			$ 27,513,849
Unpaid interest			$ 358,751
Repayment of debt		$ 27,872,600
Unpaid principal						7,686,151
Outstanding interest						$ 186,391
Loan [Member] | Webao Ltd [Member]
Related Party Balances and Transactions (Details) [Line Items]
Annual interest rate					0.00%
Webao Ltd [Member]
Related Party Balances and Transactions (Details) [Line Items]
Annual interest rate	0.00%			2.00%
Board of Directors Chairman [Member]
Related Party Balances and Transactions (Details) [Line Items]
Loan term						1 year
Commercial Loan [Member] | Webao Ltd [Member]
Related Party Balances and Transactions (Details) [Line Items]
Loan amount					$ 2,000,000
SOS Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Loan term						1 year